Goodwill - Summary of Goodwill (Details) - Goodwill - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Changes in goodwill [abstract]
Beginning balance	£ 507,652	£ 239,249
Acquired through business combinations	1,644	271,859
Effect of foreign exchange translations	(36,000)	(3,456)
Ending balance	£ 473,296	£ 507,652